INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Tables)	9 Months Ended
Mar. 31, 2023
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	03/31/2023	03/31/2022
Sale of goods and services	281,274,372	226,871,209
Royalties	198,630	27,525
Right of use licence	32,903,458	—
	314,376,460	226,898,734

Schedule of cost of sales

Item	03/31/2023	03/31/2022
Inventories as of the beginning of the period	78,759,610	39,052,925
Business combination	11,064,908	—
Purchases of the period	173,924,288	148,730,784
Production costs	20,705,305	11,629,468
Foreign currency translation	—	2,565,569
Subtotal	284,454,111	201,978,746
Inventories as of the end of the period (*)	(113,499,215)	(62,939,859)
Cost of sales	170,954,896	139,038,887

(*) Net of agricultural products.

Schedule of R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	03/31/2023	03/31/2022
Amortization of intangible assets	3,407,314	1,111,859
Analysis and storage	34,135	—
Import and export expenses	850	1,689
Depreciation of property, plant and equipment	433,289	320,919
Freight and haulage	9,080	—
Employee benefits and social securities	3,515,918	1,309,577
Maintenance	430,497	50,217
Energy and fuel	104,181	39,851
Supplies and materials	1,678,527	1,629,505
Mobility and travel	211,183	57,316
Publicity and advertising	20,589	—
Share-based incentives	122,222	39,797
Professional fees and outsourced services	746,611	34,526
Professional fees related parties	237,864	—
Office supplies	79,459	4,428
Information technology expenses	38,436	5,122
Insurance	62,884	6,496
Depreciation of leased assets	46,772	11,041
Miscellaneous	23,982	29,260
Total	11,203,793	4,651,603

	03/31/2023	03/31/2022
R&D capitalized (Note 7.8)	8,479,784	2,810,616
R&D profit and loss	11,203,793	4,651,603
Total	19,683,577	7,462,219

Schedule of expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	03/31/2023
Amortization of intangible assets	130,260	4,421,031	4,551,291
Analysis and storage	5,173	334,532	339,705
Commissions and royalties	122,275	1,304,013	1,426,288
Import and export expenses	188,051	510,368	698,419
Depreciation of property, plant and equipment	2,274,040	1,493,727	3,767,767
Depreciation of leased assets	320,024	2,449,547	2,769,571
Impairment of receivables	-	510,243	510,243
Freight and haulage	1,861,657	7,831,593	9,693,250
Employee benefits and social securities	9,428,993	27,655,561	37,084,554
Maintenance	1,100,483	1,408,342	2,508,825
Energy and fuel	998,752	269,725	1,268,477
Supplies and materials	791,071	794,865	1,585,936
Mobility and travel	95,638	3,147,898	3,243,536
Publicity and advertising	2,528	4,510,067	4,512,595
Contingencies	-	61,948	61,948
Share-based incentives	73,165	2,484,831	2,557,996
Professional fees and outsourced services	2,100,245	10,217,378	12,317,623
Professional fees related parties	-	53,501	53,501
Office supplies and registrations fees	54,041	999,428	1,053,469
Insurance	130,800	2,310,796	2,441,596
Information technology expenses	20,550	2,322,092	2,342,642
Obsolescence	814,026	-	814,026
Taxes	193,533	8,710,646	8,904,179
Miscellaneous	-	504,011	504,011
Total	20,705,305	84,306,143	105,011,448

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	03/31/2022
Amortization of intangible assets	—	1,059,570	1,059,570
Commissions and royalties	637,878	740,443	1,378,321
Import and export expenses	127,644	688,464	816,108
Depreciation of property, plant and equipment	960,933	1,400,971	2,361,904
Depreciation of leased assets	362,332	453,040	815,372
Impairment of receivables	—	1,420,200	1,420,200
Freight and haulage	753,699	6,999,725	7,753,424
Employee benefits and social securities	5,164,616	15,951,487	21,116,103
Maintenance	736,775	1,008,253	1,745,028
Energy and fuel	385,286	58,284	443,570
Supplies and materials	846,684	860,256	1,706,940
Mobility and travel	26,191	1,315,059	1,341,250
Publicity and advertising	—	3,547,138	3,547,138
Contingencies	—	129,388	129,388
Share-based incentives	—	1,093,736	1,093,736
Professional fees and outsourced services	869,513	5,178,057	6,047,570
Professional fees related parties	—	232,721	232,721
Office supplies and registrations fees	155,806	597,783	753,589
Insurance	81,114	1,166,969	1,248,083
Information technology expenses	—	1,280,506	1,280,506
Obsolescence	513,439	—	513,439
Taxes	—	7,701,460	7,701,460
Miscellaneous	7,558	148,168	155,726
Total	11,629,468	53,031,678	64,661,146

Schedule of other income or expenses, net

	03/31/2023	03/31/2022
Net result from commercialization of agricultural products	698,517	(4,163,041)
Expenses recovery	482,034	270,587
Other income or expenses, net	602,312	736,754
	1,782,863	(3,155,700)

Schedule of net financial cost

	03/31/2023	03/31/2022
Financial costs
Interest expenses with the Parents (Note 16)	(426,667)	(638,132)
Interest expenses	(15,578,825)	(9,415,805)
Financial commissions	(2,022,431)	(2,052,083)
	(18,027,923)	(12,106,020)

Other financial results
Exchange differences generated by assets	(16,859,096)	13,896,264
Exchange differences generated by liabilities	11,615,309	(22,723,875)
Changes in fair value of financial assets or liabilities and other financial results	(2,926,589)	707,870
Net gain of inflation effect on monetary items	591,976	2,040,224
	(7,578,400)	(6,079,517)

Total net financial cost	(25,606,323)	(18,185,537)